CONDENSED INTERIM CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 448,765	$ 381,899
Short-term investments	3,813,219	4,914,382
Receivables and other	189,031	116,966
Total current assets	4,451,015	5,413,247
Non-current assets
Marketable securities	13,736	12,404
Exploration and evaluation ("E&E") assets	4,312,762	4,077,474
Property and equipment	8,356	9,745
Total assets	8,785,869	9,512,870
Current liabilities
Accounts payable and accrued liabilities	95,892	228,698
Total liabilities	95,892	228,698
SHAREHOLDERS' EQUITY
Share capital	16,568,175	16,568,175
Other reserves	3,591,014	3,390,199
Accumulated other comprehensive income (loss) ("AOCI")	(574,949)	(574,949)
Deficit	(10,894,263)	(10,099,253)
Total equity	8,689,977	9,284,172
Total liabilities and shareholders' equity	$ 8,785,869	$ 9,512,870